Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Interest rate swaps	$ 11,993	$ 18,359	$ 5,110
Total	11,993	18,359	5,110
Level 1
Liabilities
Interest rate swaps	0	0	0
Total	0	0	0
Level 2
Liabilities
Interest rate swaps	11,993	18,359	5,110
Total	11,993	18,359	5,110
Level 3
Liabilities
Interest rate swaps	0	0	0
Total	$ 0	$ 0	$ 0